Quarterly Report
August 31, 2021
MFS®  Blended Research®
Growth Equity Fund
BRW-Q1

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 0.1%
Northrop Grumman Corp.	783	$287,909
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	13,317	$2,193,843
Automotive – 2.0%
Lear Corp.	9,385	$1,501,037
Tesla, Inc. (a)	5,175	3,807,351
		$5,308,388
Biotechnology – 1.7%
Illumina, Inc. (a)	1,576	$720,484
Incyte Corp. (a)	13,199	1,009,592
Moderna, Inc. (a)	1,659	624,929
Vertex Pharmaceuticals, Inc. (a)	10,856	2,174,348
		$4,529,353
Business Services – 4.9%
Accenture PLC, “A”	13,441	$4,523,703
CBRE Group, Inc., “A” (a)	3,141	302,478
Dropbox, Inc. (a)	37,566	1,191,218
Fiserv, Inc. (a)	9,664	1,138,322
PayPal Holdings, Inc. (a)	19,748	5,700,458
		$12,856,179
Cable TV – 1.2%
Charter Communications, Inc., “A” (a)	3,496	$2,855,044
Comcast Corp., “A”	4,065	246,664
		$3,101,708
Computer Software – 16.8%
Adobe Systems, Inc. (a)	10,731	$7,122,165
Atlassian Corp. PLC, “A” (a)	11,663	4,281,021
Autodesk, Inc. (a)	4,066	1,260,826
Cadence Design Systems, Inc. (a)	1,783	291,485
CrowdStrike Holdings, Inc. (a)	12,225	3,435,225
DocuSign, Inc. (a)	4,921	1,457,797
Microsoft Corp.	81,698	24,662,992
Okta, Inc. (a)	837	220,633
salesforce.com, inc. (a)	1,248	331,057
Zoom Video Communications, Inc. (a)	2,801	810,889
		$43,874,090
Computer Software - Systems – 14.9%
Apple, Inc.	166,070	$25,214,408
EPAM Systems, Inc. (a)	4,913	3,108,996
HP, Inc.	59,999	1,784,370
ServiceNow, Inc. (a)	6,963	4,481,665
Square, Inc., “A” (a)	5,682	1,523,174
SS&C Technologies Holdings, Inc.	10,806	817,582
TransUnion	7,210	876,231
Zebra Technologies Corp., “A” (a)	1,709	1,003,474
		$38,809,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.9%
D.R. Horton, Inc.	22,839	$2,183,865
Sherwin-Williams Co.	660	200,422
		$2,384,287
Consumer Products – 0.8%
Colgate-Palmolive Co.	20,002	$1,559,156
Energizer Holdings, Inc.	10,070	396,154
		$1,955,310
Containers – 0.1%
Graphic Packaging Holding Co.	16,610	$340,837
Electrical Equipment – 0.2%
Sensata Technologies Holding PLC (a)	7,577	$448,407
Electronics – 7.5%
Advanced Micro Devices (a)	21,383	$2,367,526
Applied Materials, Inc.	33,775	4,564,016
Intel Corp.	13,471	728,242
Lam Research Corp.	3,999	2,418,675
NVIDIA Corp.	13,061	2,923,705
NXP Semiconductors N.V.	12,852	2,764,851
Texas Instruments, Inc.	19,326	3,689,526
		$19,456,541
Food & Beverages – 1.0%
General Mills, Inc.	13,694	$791,650
PepsiCo, Inc.	12,278	1,920,157
		$2,711,807
Food & Drug Stores – 0.9%
Albertsons Cos., Inc., “A”	31,238	$948,386
Wal-Mart Stores, Inc.	10,072	1,491,663
		$2,440,049
Gaming & Lodging – 0.5%
Marriott International, Inc., “A” (a)	9,275	$1,253,423
General Merchandise – 0.1%
Five Below, Inc. (a)	1,537	$327,089
Health Maintenance Organizations – 0.3%
Cigna Corp.	3,554	$752,204
Insurance – 0.2%
MetLife, Inc.	6,751	$418,562
Internet – 11.3%
Alphabet, Inc., “A” (a)	2,582	$7,472,179
Alphabet, Inc., “C” (a)	2,494	7,255,645
Facebook, Inc., “A” (a)	36,758	13,945,250
GoDaddy, Inc. (a)	2,721	199,476
Pinterest, Inc. (a)	8,550	475,123
		$29,347,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.7%
Brunswick Corp.	12,531	$1,213,878
Electronic Arts, Inc.	9,554	1,387,336
Polaris, Inc.	8,559	1,025,026
Take-Two Interactive Software, Inc. (a)	5,091	820,771
		$4,447,011
Machinery & Tools – 1.8%
AGCO Corp.	9,347	$1,286,334
Eaton Corp. PLC	16,407	2,762,282
PACCAR, Inc.	6,409	524,705
		$4,573,321
Major Banks – 0.2%
Goldman Sachs Group, Inc.	1,425	$589,252
Medical & Health Technology & Services – 2.8%
Charles River Laboratories International, Inc. (a)	2,860	$1,269,440
HCA Healthcare, Inc.	10,207	2,582,167
IDEXX Laboratories, Inc. (a)	2,395	1,613,655
Laboratory Corp. of America Holdings (a)	374	113,464
McKesson Corp.	5,625	1,148,287
Syneos Health, Inc. (a)	5,496	509,919
		$7,236,932
Medical Equipment – 2.9%
Align Technology, Inc. (a)	4,144	$2,938,096
Avantor, Inc. (a)	34,934	1,377,797
Bruker BioSciences Corp.	2,040	180,152
Danaher Corp.	5,933	1,923,241
Maravai Lifesciences Holdings, Inc., “A” (a)	19,444	1,150,696
		$7,569,982
Other Banks & Diversified Financials – 2.4%
American Express Co.	1,290	$214,088
Mastercard, Inc., “A”	3,439	1,190,685
Moody's Corp.	2,972	1,131,648
SLM Corp.	63,994	1,199,888
Visa, Inc., “A”	11,235	2,573,939
		$6,310,248
Pharmaceuticals – 2.5%
Eli Lilly & Co.	14,761	$3,812,619
Johnson & Johnson	15,107	2,615,475
		$6,428,094
Real Estate – 2.6%
Extra Space Storage, Inc., REIT	17,003	$3,178,031
Public Storage, Inc., REIT	8,899	2,879,805
Simon Property Group, Inc., REIT	5,686	764,483
		$6,822,319
Restaurants – 2.9%
Starbucks Corp.	34,856	$4,095,232
Texas Roadhouse, Inc.	12,664	1,203,080
Yum China Holdings, Inc.	36,949	2,274,580
		$7,572,892
Specialty Chemicals – 0.2%
Linde PLC	1,756	$552,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 9.7%
Amazon.com, Inc. (a)	4,330	$15,028,521
AutoZone, Inc. (a)	1,065	1,649,845
Burlington Stores, Inc. (a)	2,541	761,004
Etsy, Inc. (a)	702	151,814
Home Depot, Inc.	13,225	4,313,730
Ross Stores, Inc.	21,391	2,532,694
TJX Cos., Inc.	8,458	615,066
Ulta Beauty, Inc. (a)	725	280,800
		$25,333,474
Tobacco – 0.1%
Philip Morris International, Inc.	2,070	$213,210
Trucking – 2.7%
J.B. Hunt Transport Services, Inc.	1,852	$328,545
Old Dominion Freight Line, Inc.	9,922	2,864,680
United Parcel Service, Inc., “B”	19,686	3,851,172
		$7,044,397
Total Common Stocks		$257,491,111
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.04% (v)	3,148,652	$3,148,652

Other Assets, Less Liabilities – 0.0%		43,413
Net Assets – 100.0%		$260,683,176
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,148,652 and $257,491,111, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$257,491,111	$—	$—	$257,491,111
Mutual Funds	3,148,652	—	—	3,148,652
Total	$260,639,763	$—	$—	$260,639,763
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,942,970	$8,806,761	$7,601,079	$—	$—	$3,148,652

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$157	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.